Intangible Asset - Schedule of Estimated Aggregate Amortization Expenses (Details)	Sep. 30, 2024 HKD ($)
Schedule of Estimated Aggregate Amortization Expenses [Abstract]
2025	$ 511,681
2026	511,681
2027	511,681
2028	511,681
2029	511,681
Thereafter	1,535,046
Total	$ 4,093,451